Other assets (Details) ₨ in Millions, $ in Millions		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($) [1]	Mar. 31, 2017 INR (₨)
Current
Other Assets		₨ 14,301	$ 220	₨ 11,970
Non-current
Other non-current assets		1,030	$ 16	983
Current
Current
Balances and receivables from statutory authorities	[2]	6,741		4,151
Export benefits receivable	[3]	2,842		3,521
Prepaid expenses		761		712
Others	[4]	3,957		3,586
Non-current
Non-current
Deposits		664		651
Others		₨ 366		₨ 332

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))
[2]	Balances and receivables from statutory authorities primarily consist of amounts receivable from the goods and service tax (“GST”), excise duty, value added tax and customs authorities of India and the unutilized GST input tax credits, excise duty, service tax and value added tax input credits (subsumed under GST input tax credits effective as of July 1, 2017) on purchases. These are regularly utilized to offset the GST liability (or, prior to July 1, 2017, liability for excise duty, value added tax, etc.) on goods produced by and services provided by the Company. Accordingly, these balances have been classified as current assets.
[3]	Export benefits receivables primarily consist of amounts receivable from various government authorities of India towards incentives on export sales made by the Company.
[4]	Others primarily includes advances given to vendors and employees, interest accrued but not due on investments, and insurance claims receivable.